SUPPLEMENT DATED FEBRUARY 4, 2020 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity – FP Series

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity

New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity

New York Life (formerly MainStay) Plus Variable Annuity

New York Life (formerly MainStay) Plus II Variable Annuity

New York Life (formerly MainStay) Premium Plus Variable Annuity

New York Life (formerly MainStay) Premium Plus II Variable Annuity

New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes the following changes to the (i) MainStay VP MacKay Small Cap Core Portfolio effective January 31, 2020, and (ii) MainStay VP Cushing Renaissance Advantage Portfolio effective on or about February 28, 2020, as applicable to your Prospectus.

I.	Reduction in Fees and Expenses for the MainStay VP MacKay Small Cap Core Portfolio

As applicable to your prospectus, effective January 31, 2020, the following replaced the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
MainStay VP MacKay Small Cap Core – Initial Class	0.80%	0.00%	0.03%	0.83%	(0.09)%	0.74%(p)
MainStay VP MacKay Small Cap Core – Service Class	0.80%	0.25%	0.03%	1.08%	(0.09)%	0.99%(p)

(p)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Service Class shares. This agreement will remain in effect until May 1, 2021 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

II.	Changes to the MainStay VP Cushing Renaissance Advantage Portfolio

The Board of Trustees of the MainStay VP Funds Trust (the “Board”) have approved a proposal to make the below changes to the MainStay VP Cushing Renaissance Advantage Portfolio. Shareholder approval is required for these changes to take place. If shareholder approval is obtained, the following changes will be made to the MainStay VP Cushing Renaissance Advantage Portfolio on or about February 28, 2020:

i.	Name Change. All references in the Prospectuses to the MainStay VP Cushing Renaissance Advantage Portfolio will be deleted and replaced with MainStay VP CBRE Global Infrastructure Portfolio.

ii.	Subadviser Change. Cushing Asset Management, LP, the current subadviser for the MainStay VP Cushing Renaissance Advantage Portfolio, will be deleted and replaced with CBRE Clarion Securities LLC.

iii.	Changes to Fees and Expenses. The entry in the table showing “Annual Portfolio Company Operating Expenses” will be deleted and replaced with the following entry:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
MainStay VP CBRE Global Infrastructure – Service Class	0.85%	0.25%	0.43%	1.53%	(0.33)%	1.20%(r)

(r) New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 1.20% of average daily net assets. This agreement will remain in effect until May 1, 2021 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010